Insurance Contracts - Underlying Items for Insurance Contracts Issued with Direct Participation Features (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	$ 66,512	$ 58,450
Cash, cash equivalents and short-term securities
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	5,692	5,115
Debt securities
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	29,196	26,349
Equity securities
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	8,929	6,877
Mortgages and loans
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	13,661	11,518
Derivative assets
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	329	211
Other financial invested assets
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	2,915	2,666
Investment properties
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	$ 5,790	$ 5,714